Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

The Company’s long-term investments consisted of the following:

Equity method investments	Amounts
	RMB	USD
Balance as of December 31, 2023	8,326	1,191
Capital contribution by the Company	3,000	429
Gain attributable to nonconsolidated entity	579	82
Balance as of December 31, 2024	11,905	1,702
Capital contribution by the Company	7,000	1,001
Gain attributable to nonconsolidated entity	957	137
Balance as of December 31, 2025	19,862	2,840

Schedule of Financial Information For Equity Investees

Summary financial information for our equity investees was as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Revenues	43,446	56,720	8,111
Gross profit	27,949	38,447	5,498
Net income	1,506	1,953	279

	For the years ended December 31,
	2024	2025
	RMB	RMB	US$
Total assets	73,390	92,186	13,182
Total liabilities	41,467	51,310	7,337